UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21401

SYCUAN FUNDS

(Exact name of registrant as specified in charter)

1530 Hilton Head Road, Suite 210, El Cajon, CA            92019

           (Address of principal executive offices)                   (Zip code)

Cody Martinez

Sycuan Funds

1530 Hilton Head Road, Suite 210

El Cajon, CA 92019

(Name and address of agent for service)

Registrant's telephone number, including area code: (619) 444-4043

Date of fiscal year end: September 30

Date of reporting period: July 1, 2008 - June 30, 2009

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a). The name of the issuer of the portfolio security;

(b). The exchange ticker symbol of the portfolio security;

(c). The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d). The shareholder meeting date;

(e). A brief identification of the matter voted on;

 (f). Whether the matter was proposed by the issuer or by a security holder;

(g). Whether the Registrant cast its vote on the matter;

(h). How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

 (i). Whether the Registrant cast its vote for or against management.

Proxy Voting Record.

Account Name: SYCUAN VALUE FUND
Custodian Name: U.S. BANK

DELL

Ticker:	DELL	Meeting Date:	7/17/2009
CUSIP	24702R101

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF INDEPENDENT AUDITOR				FOR	FOR	WITH	ISSUER

SH1. REIMBURSEMENT OF PROXIE EXPENSES				AGAINST	AGAINST	WITH	SHAREHOLDER

SH2. ADOPT SIMPLE MAJORITY VOTE				AGAINST	AGAINST	WITH	SHAREHOLDER

CITIGROUP INC.

Ticker:	C	Meeting Date:	4/21/2009
CUSIP	172967101

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1.A-1N. DIRECTOR ELECTION				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF APPOINTMENT OF INDEP. REGISTERED PUBLIC ACCOUNTING FIRM				FOR	FOR	WITH	ISSUER

3. STOCK INCENTIVE PLAN				FOR	FOR	WITH	ISSUER

4. APPROVE EXEC. COMP. PLAN				FOR	FOR	WITH	ISSUER

5. REORT ON PREIOR GOVERNMENTAL SERVICE OF CERTAIN INDIVIDUALS				AGAINST	AGAINST	WITH	SHAREHOLDER

6. REPORT ON POLITICAL CONTRIBUTIONS				AGAINST	AGAINST	WITH	SHAREHOLDER

7. REPORT ON PREDATORY CREDIT CARD PRACTICES				AGAINST	AGAINST	WITH	SHAREHOLDER

8. REQUEST THAT TWO CANDIDATES BE NOMINATED FOR EACH BOARD POSITION				AGAINST	AGAINST	WITH	SHAREHOLDER

9. REPORT ON CARBON PRINCIPPLES				AGAINST	AGAINST	WITH	SHAREHOLDER

10. REQUEST THAT EXEC. OFFICERS RETAIN 75% OF THE SHARES ACQUIRED THROUGH				AGAINST	AGAINST	WITH	SHAREHOLDER
COMPENSATION PLANS FOR TWO YEARS FOLLOWING TERMINATION OF EMPLOYMENT

11. ADDITIONAL DISCLOSURE REGARDING CITI'S COMPENSATION CONSULTANTS				AGAINST	AGAINST	WITH	SHAREHOLDER

12. REQUEST THAT STOCKHOLDERS HOLDING 10% OR ABOVE HAVE THE RIGHT TO CALL				AGAINST	AGAINST	WITH	SHAREHOLDER
SPECIAL SHAREHOLDER MEETINGS

13. CUMULATIVE VOTING				AGAINST	AGAINST	WITH	SHAREHOLDER

JOHNSON & JOHNSON

Ticker:	JNJ	Meeting Date:	4/23/2009
CUSIP	478160104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1a-1j. DIRECTOR ELECTION				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF APPOINTMENT OF PRICEWATERHOUSECOOPERS AS AUDITOR				FOR	FOR	WITH	ISSUER

3. ADVISORY VOTE ON EXECUTIVE COMPENSATION				AGAINST	AGAINST	WITH	SHAREHOLDER

ILLINOIS TOOL WORKS INC.

Ticker:	ITW	Meeting Date:	5/8/2009
CUSIP	452308109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1A-1J. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS INDEPENDENT PUBLIC				FOR	FOR	WITH	ISSUER
ACCOUNTANTS FOR 2009

3. STOCKHOLDER PROPOSAL URGING BOD TO SEEK APPROVAL OF STOCKHOLDERS FOR ANY				AGAINST	AGAINST	WITH	SHAREHOLDER
FURTURE EXTRAORDINARY BENEFITS FOR SENIOR EXECS

INGERSOLL-RAND COMPANY LTD

Ticker:	IR	Meeting Date:	6/3/2009
CUSIP	G4776G101

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1A-1L. DIRECTOR ELECTION				FOR	FOR	WITH	ISSUER

2. APPROVAL OF ADVISORY PROPOSAL FOR EXECUTIVE PAY FOR PERFORMANCE COMPENSA-				FOR	FOR	WITH	ISSUER
TION

3. AMENDED AND RESTATED INCENTIVE STOCK PLAN				FOR	FOR	WITH	ISSUER

4. APPOINTMENT OF INDEPENDENT AUDITORS				FOR	FOR	WITH	ISSUER

GENERAL ELECTRIC COMPANY

Ticker:	GE	Meeting Date:	4/22/2009
CUSIP	369604103

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1.A1-A15. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

1B. RATIFICATION OF KPMG				FOR	FOR	WITH	ISSUER

C1. CUMULATIVE VOTING				AGAINST	AGAINST	WITH	SHAREHOLDER

C2. EXEC. COMPENSATION ADVISORY VOTE				AGAINST	AGAINST	WITH	SHAREHOLDER

C3. INDEPENDENT STUDY REGARDING BREAKING UP GE				AGAINST	AGAINST	WITH	SHAREHOLDER

C4. DIVIDEND POLICY				AGAINST	AGAINST	WITH	SHAREHOLDER

C5. SHAREHOLDER VOTE ON GOLDEN PARACHUTES				AGAINST	AGAINST	WITH	SHAREHOLDER

TEREX CORPORATION

Ticker:	TEX	Meeting Date:	5/14/2009
CUSIP	880779103

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1.01-1.11. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF THE APPOINTMENT INDEPENDENT PUBLIC ACCOUNTANT FOR 2009				FOR	FOR	WITH	ISSUER

3. APPROVAL OF TREX CORP. 2009 OMNIBUS INCENTIVE PLAN				FOR	FOR	WITH	ISSUER

SK TELECOM CO., LTD.

Ticker:	SKM	Meeting Date:	3/13/2009
CUSIP	78440P108

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. APPROVE FINANCIAL STATEMENTS FOR 2008				FOR	FOR	WITH	ISSUER

2. APPROVE DIRECTORS REMUNERATION REPORT				FOR	FOR	WITH	ISSUER

3. AMENDMENT TO REGULATION ON EXECUTIVE COMPENSATION				FOR	FOR	WITH	ISSUER

4A1-C. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

WHIRLPOOL CORPORATION

Ticker:	WPL	Meeting Date:	4/21/2009
CUSIP	963320106

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1A-1C. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF APPOINTMENT OF INDEPENDENT AUDITOR FOR 2009				FOR	FOR	WITH	ISSUER

3. APPROVAL OF WHIRLPOOL CORP. PERFORMANCE EXCELLENCE PLAN				FOR	FOR	WITH	ISSUER

4. PROPOSAL TO AMEND WHIRLPOOL'S CERTIFICATE OF INCORP. TO DECLASSIFY BOARD OF				FOR	FOR	WITH	ISSUER
DIRECTORS

5. AMEND 6TH ARTICLE OF RESTATED CEERT. OF INCORP. TO ELIMINATE SUPERMAJORITY VOTE				FOR	FOR	WITH	ISSUER
PROVISIONS

6. AMEND 8TH AND 10TH ARTICLES TO ELIMINATE SUPERMAJORITY VOTE PROVISIONS				FOR	FOR	WITH	ISSUER

7. ELECT EACH DIRECTOR ANNUALLY				AGAINST	AGAINST	WITH	SHAREHOLDER

8. ELIMINATE SUPERMAJORITY STOCKHOLDER VOTE PROVISIONS				AGAINST	AGAINST	WITH	SHAREHOLDER

WELLPOINT INC.

Ticker:	WLP	Meeting Date:	5/20/2009
CUSIP	94973V107

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1.A-1E.. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

2. TO RATIFY THE APPOINTMENT OF INDEPENDENT ACCOUNTING FIRM.				FOR	FOR	WITH	ISSUER

3. APPROVE PROPOSED WELLPOINT INCENTIVE COMPENSATION PLAN				FOR	FOR	WITH	ISSUER

4. APPROVE WELLPOINT EMPLOYEE STOCK PURCHASE PLAN				FOR	FOR	WITH	ISSUER

5. CONSIDER SHAREHOLDER PROPOSAL CONCERNING AN ADVISORY RESOLUTION ON COM-				AGAINST	AGAINST	WITH	SHAREHOLDER
PENSATION OF NAMED EXECUTIVE OFFICERS IF PROPERLY PRESENTED AT THE MEETING

THE TRAVELER'S COMPANIES, INC.

Ticker:	TRV	Meeting Date:	5/5/2009
CUSIP	89417E109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1.A-1L. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

2. TO RATIFY THE APPOINTMENT OF INDEPENDENT ACCOUNTING FIRM.				FOR	FOR	WITH	ISSUER

3. RE-APPROVE THE MATERIAL TERMS OF THE PERFORMANCE GOALS UNDER AMENDED AND				FOR	FOR	WITH	ISSUER
RESTATED 2004 STOCK INCENTIVE PLAN

4. PROPOSAL RELATING TO POLITICAL CONTRIBUTIONS				AGAINST	AGAINST	WITH	SHAREHOLDER

TIME WARNER INC.

Ticker:	TWX	Meeting Date:	5/28/2009
CUSIP	887317303

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1A-1K. DIRECTOR ELECTION				FOR	FOR	WITH	ISSUER

2. RATIFICATION FO AUDITORS				FOR	FOR	WITH	ISSUER

3. PROPOSAL TO APPROVE TIME WARNER INC. ANNUAL INCENTIVE PLAN FOR EXEC. OFFICERS				FOR	FOR	WITH	ISSUER

4. CUMULATIVE VOTING				AGAINST	AGAINST	WITH	SHAREHOLDER

5. SPECIAL STOCKHOLDER MEETINGS				AGAINST	AGAINST	WITH	SHAREHOLDER

6. ADVISORY RESOLUTION TO RATIFY COMPENSATION OF NAMED EXEC. OFFICERS				AGAINST	AGAINST	WITH	SHAREHOLDER

7. TO GRANT DISCRETIONARY VOTING AUTH. TO MANAGEMENT PERSONS REGARDING SUCH
OTHER MATTERS AS MAY PROPERLY COME BEFORE THE MEETING.

TIME WARNER INC.

Ticker:	TWX	Meeting Date:	1/16/2009
CUSIP	887317303

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. PROPOSAL TO AUTHORIZE BOARD OF DIRECTORS TO EFFECT REVERSE STOCK SPLIT				FOR	FOR	WITH	ISSUER

TIME WARNER CABLE INC.

Ticker:	TWC	Meeting Date:	6/3/2009
CUSIP	88732J207

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1A-1L. DIRECTOR ELECTION				FOR	FOR	WITH	ISSUER

2. RATIFICATION FO AUDITORS				FOR	FOR	WITH	ISSUER

PFIZER INC.

Ticker:	PFE	Meeting Date:	4/23/2009
CUSIP	717081103

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1.A-1N. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

2. TO RATIFY THE APPOINTMENT OF INDEPENDENT ACCOUNTING FIRM.				FOR	FOR	WITH	ISSUER

3. APPROVE PFIZER INC. 2004 STOCK PLAN AS AMENDED AND RESTATED				FOR	FOR	WITH	ISSUER

4. PROPOSAL REGARDING STOCK OPTIONS				AGAINST	AGAINST	WITH	SHAREHOLDER

5. REGARDING ADVISORY VOTE ON EXEC. COMPENSATION				AGAINST	AGAINST	WITH	SHAREHOLDER

6. CUMULATIVE VOTING				AGAINST	AGAINST	WITH	SHAREHOLDER

7. SPECIAL SHAREHOLDER MEETINGS				AGAINST	AGAINST	WITH	SHAREHOLDER

OMNICOM GROUP INC.

Ticker:	OMC	Meeting Date:	5/19/2009
CUSIP	681919106

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1.1-1.12. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

2. TO RATIFY THE APPOINTMENT OF INDEPENDENT ACCOUNTING FIRM.				FOR	FOR	WITH	ISSUER

3. AMENDMENT TO EMPLOYEE STOCK PURCHASE PLAN				FOR	FOR	WITH	ISSUER

CISCO SYSTEMS INC.

Ticker:	CSCO	Meeting Date:	11/13/2008
CUSIP	17275R102

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1.A-1L. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

2. TO RATIFY THE APPOINTMENT OF INDEPENDENT ACCOUNTING FIRM.				FOR	FOR	WITH	ISSUER

3. AMEND BYLAWS TO ESTABLISH A BOARD COMMITTEE ON HUMAN RIGHTS				AGAINST	AGAINST	WITH	SHAREHOLDER

4. REQUEST BOARD TO PUBLISH A REPORT TO SHAREHOLDERS REGARDING HUMAN RIGHTS				AGAINST	AGAINST	WITH	SHAREHOLDER
PRACTICES

MICROSOFT CORPORATION

Ticker:	MSFT	Meeting Date:	11/19/2009
CUSIP	594918104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1-9 DIRECTOR ELECTION				FOR	FOR	WITH	ISSUER

10. APPROVAL OF MATERIAL TERMS OF PERFORMANCE CRITERIA UNDER EXEC. OFFICER				FOR	FOR	WITH	ISSUER
INCENTIVE PLAN

11. APPROVAL OF AMENDMENTS TO 1999 STOCK OPTION PLAN				FOR	FOR	WITH	ISSUER

12. RATIFY APPOINTMENT OF DELOITTE & TOUCHE AS THE COMPANY'S INDEPENDENT REGISTERED				FOR	FOR	WITH	ISSUER
PUBLIC ACCOUNTING FIRM

13. ADOPTION OF POLICIES ON INTERNET CENSORSHIP				AGAINST	AGAINST	WITH	SHAREHOLDER

14. ESTABLISHMENT OF BOARD COMMITTEE ON HUMAN RIGHTS				AGAINST	AGAINST	WITH	SHAREHOLDER

15. DISCLOSURE ON CHARITABLE CONTRIBUTIONS				AGAINST	AGAINST	WITH	SHAREHOLDER

NOVARTIS AG

Ticker:	NVS	Meeting Date:	2/24/2009
CUSIP	66987V109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. APPROVAL OF ANNUAL REPORT, REMUNERATION REPORT, AND FINANCIAL STATEMENTS				FOR	FOR	WITH	ISSUER

2. DISCHARGE FORM THE LIABILITY OF THE MEMBERS OF THE BOARD OF DIRECTORS AND				FOR	FOR	WITH	ISSUER
EXECUTIVE COMMITTEE

3. APPROPRIATION OF AVAILABLE EARNINGS OF NOVARTIS AS AS PER BALANCE SHEET AND				FOR	FOR	WITH	ISSUER
DECLARATION OF DIVIDEND

4. REDUCTION OF SHARE CAPITAL				FOR	FOR	WITH	ISSUER

5A. AMENDMENT TO ARTICLES- INTRODUCTION OF A CONSULTATIVE VOTE ON THE				AGAINST	AGAINST	WITH	ISSUER
REMUNERATION REPORT

5B-5C. AMENDMENTS TO ARTICLES OF INCORPORATION				FOR	FOR	WITH	ISSUER

6BA-6C. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

7. APPOINTMENT OF THE AUDITOR				FOR	FOR	WITH	ISSUER

8.ADDITIONAL AND/OR COUNTER PROPOSALS PRESENTED AT THE MEETING				FOR	FOR	WITH	ISSUER

THE DOW CHEMICAL COMPANY

Ticker:	DOW	Meeting Date:	5/14/2009
CUSIP	260543103

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1.A-1L. DIRECTOR ELECTION				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF APPOINTMENT OF INDEP. REGISTERED PUBLIC ACCOUNTING FIRM				FOR	FOR	WITH	ISSUER

3. STOCKHOLDER PROPOSAL ON CUMULATIVE VOTING				AGAINST	AGAINST	WITH	SHAREHOLDER

4. PROPOSAL ON SPECIAL MEETINGS				AGAINST	AGAINST	WITH	SHAREHOLDER

5. PROPOSAL ON EXECUTIVE STOCK RETENTION				AGAINST	AGAINST	WITH	SHAREHOLDER

6. PROPOSAL ON SAY ON EXECUTIVE PAY				AGAINST	AGAINST	WITH	SHAREHOLDER

7. PROPOSAL ON ENVIRONMENTAL REMEDIATION IN THE MIDLAND AREA				AGAINST	AGAINST	WITH	SHAREHOLDER

ASTRAZENECA PLC

Ticker:	AZN	Meeting Date:	4/30/2009
CUSIP	046353108

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. TO RECEIVE COMPANY'S REPORTS AND ACCOUNTS OF THE DIRECTORS AND AUDITOR FOR				FOR	FOR	WITH	ISSUER
THE YEAR ENDED 12/31/2008

2. CONFIRM DIVIDENDS				FOR	FOR	WITH	ISSUER

3. RE-APPOINT KPMG LLP AS INDEP. AUDITOR				FOR	FOR	WITH	ISSUER

4. AUTH. DIRECTORS TO AGREE REMUNERATION OF AUDITORS				FOR	FOR	WITH	ISSUER

5A-5L. RE-ELECT DIRECTORS				FOR	FOR	WITH	ISSUER

6. APPROVE DIR. REMUNERATION REPORT FOR YEAR ENDED 12/31/2007				FOR	FOR	WITH	ISSUER

7. AUTH LIMITED POLITICAL DONATIONS				FOR	FOR	WITH	ISSUER

8. AUTH. DIR. TO ALLOT UNISSUED SHARES				FOR	FOR	WITH	ISSUER

9. AUTH DIR. TO DISAPPLY PRE-EMPTION RIGHTS				FOR	FOR	WITH	ISSUER

10. AUTH. THE COMPANY TO PURCHASE ITS OWN SHARES				FOR	FOR	WITH	ISSUER

HSBC HOLDINGS PLC

Ticker:	HBC	Meeting Date:	3/19/2009
CUSIP	404280406

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. TO INCREASE COMPANY'S AUTHORISED SHARE CAPITAL				FOR	FOR	WITH	ISSUER

2. AUTHORISE DIRECTORS TO ALLOT SHARES				FOR	FOR	WITH	ISSUER

S3. DISAPPLY PRE-EMPTION RIGHTS, WHERE NECESSARY, IN CONNECTION WITH RIGHTS ISSUE				FOR	FOR	WITH	ISSUER

DIAGEO PLC

Ticker:	DEO	Meeting Date:	10/15/2008
CUSIP	25243Q205

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. RECEIVE REPORT AND ACCOUNTS FOR 2008				FOR	FOR	WITH	ISSUER

2. APPROVE DIRECTORS REMUNERATION REPORT				FOR	FOR	WITH	ISSUER

3. DECLARATION OF DIVIDEND				FOR	FOR	WITH	ISSUER

4.-8.ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

9. RE-APPOINTMENT AND REMUNERATION OF AUDITORS				FOR	FOR	WITH	ISSUER

10. AUTHORITY TO ALLOT RELEVANT SECURITIES				FOR	FOR	WITH	ISSUER

11. DISAPLICATION OF PRE-EMPTION RIGHTS				FOR	FOR	WITH	ISSUER

12. AUTH. TO PURCHASE OWN ORDINARY SHARES				FOR	FOR	WITH	ISSUER

13. AUTH. TO MAKE POLITICAL DONATIONS				FOR	FOR	WITH	ISSUER

14. ADOPTION FO DIAGEO PLC 2008 PERFORMANCE SHARE PLAN				FOR	FOR	WITH	ISSUER

15. ADOPTION OF DIAGEO 2008 SENIOR EXECUTIVE SHARE OPTION PLAN				FOR	FOR	WITH	ISSUER

16. AUTH. TO ESTABLISH INTERNATIONAL SHARE PLANS				FOR	FOR	WITH	ISSUER

17.AMENDMENTS TO ARTICLES OF ASSOCIATION				FOR	FOR	WITH	ISSUER

HSBC HOLDINGS PLC

Ticker:	HBC	Meeting Date:	5/22/2009
CUSIP	404280406

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. RECEIVE REPORT AND ACCOUNTS FOR 2008				FOR	FOR	WITH	ISSUER

2. APPROVE DIRECTORS REMUNERATION REPORT				FOR	FOR	WITH	ISSUER

3A-U. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

4. REAPPOINT AUDITOR				FOR	FOR	WITH	ISSUER

5. AUTH. DIRECTORS TO ALLOT SHARES				FOR	FOR	WITH	ISSUER

6. TO DISAPPLY PRE-EMPTION RIGHTS				FOR	FOR	WITH	ISSUER

7. AUTH. COMPANY TO PURCHASE ITS OWN ORDINARY SHARES				FOR	FOR	WITH	ISSUER

8. ADOPT NEW ARTICLES OF ASSOCIATION WITH EFFECT FROM OCTOBER 1, 2009				FOR	FOR	WITH	ISSUER

9. APPROVE GENERAL MEETINGS BEING CALLED ON 14 CLEAR DAYS' NOTICE				FOR	FOR	WITH	ISSUER

BANK OF AMERICA CORP.

Ticker:	BAC	Meeting Date:	4/29/2009
CUSIP	060505104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1.A-1R. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

2. TO RATIFY THE APPOINTMENT OF INDEPENDENT ACCOUNTING FIRM.				FOR	FOR	WITH	ISSUER

3. ADVISORY (NON-BINDING) VOTE APPROVING EXECUTIVE COMPENSATION				FOR	FOR	WITH	ISSUER

4. DISCLOSURE OF GOVERNMENT EMPLOYMENT				AGAINST	AGAINST	WITH	STOCKHOLDER

5. ADVISORY VOTE ON EXEC. COMPENSATION				AGAINST	AGAINST	WITH	STOCKHOLDER

6. CUMULATIVE VOTING				AGAINST	AGAINST	WITH	STOCKHOLDER

7. SPECIAL STOCKHOLDER MEETINGS				AGAINST	AGAINST	WITH	STOCKHOLDER

8. INDEPENDENT BOARD CHAIRMAN				AGAINST	FOR	AGAINST	STOCKHOLDER

9. PREDATORY CREDIT CARD LENDING PRACTICES				AGAINST	AGAINST	WITH	STOCKHOLDER

10. ADOPTION OF PRINCIPLES FOR HEALTH CARE				AGAINST	AGAINST	WITH	STOCKHOLDER

11. LIMITS ON EXEC. COMPANESATION				AGAINST	AGAINST	WITH	STOCKHOLDER

BANK OF AMERICA CORP.

Ticker:	BAC	Meeting Date:	12/5/2008
CUSIP	060505104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. APPROVE ISSUANCE OF SHARES OF BANK OF AMERICA FOR AGREEMENT WITH MERRILL				FOR	FOR	WITH	ISSUER
LYNCH

2. APPROVE AMENDMENT TO 2003 KEY ASSOCIATE STOCK PLAN AS AMENDED AND RESTATED				FOR	FOR	WITH	ISSUER

3. APPROVE AMENDMENT TO INCREASE NUMBER OF SHARES FORM 7.5 BILLION TO 10 BILLION				FOR	FOR	WITH	ISSUER

4. APPROVE THE ADJOURNMENT OF SPECIAL MEETING IF NECESSARY OR APPROPRIATE TO				FOR	FOR	WITH	ISSUER
SOLICIT ADDITIONAL PROXIES IN THE EVENT AT THE TIME OF THE MEETING THERE ARE NOT
SUFFICIENT VOTES TO TO APPROVE FOREGOING PROPOSALS

AMGEN INC.

Ticker:	AMGN	Meeting Date:	5/6/2009
CUSIP	031162100

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1A-1L. DIRECTOR ELECTION				FOR	FOR	WITH	ISSUER

2. RATIFY INDEPENDENT REGISTERED ACCOUNTANTS				FOR	FOR	WITH	ISSUER

3. APPROVE EQUITY INCENTIVE PLAN				FOR	FOR	WITH	ISSUER

4. APPROVE AMENDMENT TO CERT. OF INCORPORATON TO SIMPLE MAJORITY VOTING				FOR	FOR	WITH	ISSUER

5A. AMEND BYLAWS TO ALLOW 10% OF COMMON STCOK ABILITY TO CALL SPECIAL MEETINGS				AGAINST	AGAINST	WITH	SHAREHOLDER

5B. CHANGE JURISDICTION OF INCORPORATION FROM DELAWARE TO NORTH DAKOTA				AGAINST	AGAINST	WITH	SHAREHOLDER

NIKE INC.

Ticker:	NKE	Meeting Date:	9/22/2008
CUSIP	654106103

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1.01-1.03. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

2. TO RATIFY THE APPOINTMENT OF INDEPENDENT ACCOUNTING FIRM.				FOR	FOR	WITH	ISSUER

PROCTER & GAMBLE COMPANY

Ticker:	PG	Meeting Date:	10/14/2008
CUSIP	742718109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1.01-1.12. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

2. TO RATIFY THE APPOINTMENT OF INDEPENDENT ACCOUNTING FIRM.				FOR	FOR	WITH	ISSUER

3. AMEND ARTICLES OF INCORPORATION TO ADOPT MAJORITY VOTING				FOR	FOR	WITH	ISSUER

4. ROTATE SITE OF ANNUAL MEETING				AGAINST	AGAINST	WITH	STOCKHOLDER

5. ADVISORY VOTE ON EXECUTIVE COMPENSATION				AGAINST	AGAINST	WITH	STOCKHOLDER

3M COMPANY

Ticker:	MMM	Meeting Date:	5/12/2009
CUSIP	88579Y101

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1.A-1J. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

2. TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS 3M'S INDEPENDENT				FOR	FOR	WITH	ISSUER
REGISTERED PUBLIC ACCOUNTING FIRM.

3. SPEICAL MEETINGS				AGAINST	AGAINST	WITH	STOCKHOLDER

4. VESTING OF STOCK OPTIONS AND AWARDS				AGAINST	AGAINST	WITH	STOCKHOLDER

GANNETT CO., INC.

Ticker:	GCI	Meeting Date:	4/28/2009
CUSIP	364730101

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1.01-1.08. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

2. TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS 3M'S INDEPENDENT				FOR	FOR	WITH	ISSUER
REGISTERED PUBLIC ACCOUNTING FIRM.

3. PROPOSLA RELATING TO USE OF TAX GROSS-UPS AS AN ELEMENT OF COMPENSATION FOR				AGAINST	AGAINST	WITH	STOCKHOLDER
SENIOR EXECUTIVES

AMERICAN INTERNATIONAL GROUP, INC.

Ticker:	AIG	Meeting Date:	5/22/2009
CUSIP	026874107

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1.A-1K. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

2. TO APPROVE A NON-BINDING SHAREHOLDER RESOLUTION ON EXECUTIVE COMPENSATION				FOR	FOR	WITH	ISSUER

3. TO AMEND AIG RESTATED CERTI OF INCORPORATION TO INCREASE AUTHORIZED SHARES OF				FOR	FOR	WITH	ISSUER
COMMON STOCK

4. AMEND RESTATED CERT. OF INCORP. TO EFFECT REVERSE STOCK SPLIT				FOR	FOR	WITH	ISSUER

5. AMEND RESTATED CERT OF INCORP. TO INCREASE NUMBER OF PREFERRED STOCK SHARES				FOR	FOR	WITH	ISSUER

6. TO AMEND RESTATED CERT OF INCORP. TO PERMIT BOARD TO ISSUE SERIES OF NOT EQUAL				FOR	FOR	WITH	ISSUER
RANK PREFERRED STOCK

7. AMEND RETATED CERT. OF INCORP. TO ELIMINATE RESTRICTION ON PLEDGING OF ASSETS				FOR	FOR	WITH	ISSUER

8. RATIFY SELECTION OF INDEPENDENT AUDITORS				FOR	FOR	WITH	ISSUER

9. EXECUTIVE COMPENSATION UPON TERMINATION OF EMPLOYMENT				AGAINST	AGAINST	WITH	SHAREHOLDER

10. SPECIAL MEETINGS OF SHAREHOLDERS				AGAINST	AGAINST	WITH	SHAREHOLDER

11. REINCORPORATION OF AIG IN NORTH DAKOTA				AGAINST	AGAINST	WITH	SHAREHOLDER

SANOFI AVENTIS

Ticker:	SNY	Meeting Date:	3/16/2009
CUSIP	80105N105

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. APPROVAL OFINDIVIDUAL COMPANY FINANCIAL STATEMENTS FOR YEAR ENDED 12/31/2008				FOR	FOR	WITH	ISSUER

2. APPROVAL OF CONSOLIDATED STATEMENTS FOR THE YEAR ENDED 12/31/2008				FOR	FOR	WITH	ISSUER

3. APPROPRATIONOF PROFITS				FOR	FOR	WITH	ISSUER

4. RATIFICATION OF THE CO-OPTING DIRECTOR				FOR	FOR	WITH	ISSUER

5. APPROVAL OF AUDITORS SPECIAL REPORT				FOR	FOR	WITH	ISSUER

6. APPROVAL OF SPECIAL REPORT				FOR	FOR	WITH	ISSUER

7. AUTHORIZATION TO THE BOARD OF DIRECTORS TO CARRY OUT TRANSACTIONS IN SHARES				FOR	FOR	WITH	ISSUER
ISSUED BY THE COMPANY

8. DELEGATION TO THE BOARD TO CARRY OUT INCREASES IN SHARE CAPITAL BY ISSUANCE				FOR	FOR	WITH	ISSUER
WITH PREMPTIVE RIGHTS

9. DELEGATION TO THE BOARD TO CARRY OUT INCREASES IN SHARE CAPITAL BY ISSUANCE				FOR	FOR	WITH	ISSUER
WITH OUTPREMPTIVE RIGHTS

10. POSSIBILITY OF ISSUING WIHTOUT PREEMPTIVE RIGHTS SHARES OR SECURITIES GIVING				FOR	FOR	WITH	ISSUER
ACCESS TO THE COMPANY'S CAPITAL AS CONSIDERATION FOR ASSETS

11. DELEGATION TO THE BOARD OF DIRECTORS OF AUTHORITY TO INCREASE NUMBER OF				FOR	FOR	WITH	ISSUER
SHARES TO BE ISSUED IN THE EVENT OF A CAPITAL INCREASE

12. AUTHORITY TO BOARD TO CARRY OUT INCREASES IN SHARE CAPITAL BY INCORPORATION				FOR	FOR	WITH	ISSUER
OF SHARE PREMIUM

13. DELEGATION TO BOARD OF AUTH. TO CARRY OUT INCREASES IN SHARE CAPITAL BY				FOR	FOR	WITH	ISSUER
ISSUANCE OF SHARES OR SECURITIES GIVING ACCESS TO THE COMP[ANY'S CAPITAL RESERVED
FOR MEMBERS OF EMPLOYEE SAVINGS PLANS, WITH WAIVER OF PREEMPTIVE RIGHTS IN THEIR FAVOR

14. AUTH TO GRANT OPTIONS				FOR	FOR	WITH	ISSUER

15. AUTH TO ALLOT EXISTING OR NEW CONSIDERATION FREE SHARES TO SOME OR ALL				FOR	AGAINST	AGAINST	ISSUER
SALARIED AMPLOYEES AND OFFICERS OF THE GROUP

16. AUTH. TO REDUCE THE SHARE CAPITAL BY CANCELLATION OF TREASURY SHARES				FOR	FOR	WITH	ISSUER

17. AMENDMENT TO ARTICLE 15 OF THE BYLAWS				FOR	FOR	WITH	ISSUER

18. POWERS FOR FORMALITIES				FOR	FOR	WITH	ISSUER

CITIGROUP INC.

Ticker:	C	Meeting Date:	4/21/2009
CUSIP	172967101

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. PROPOSAL TO APPROVE THE DIVIDEND BLOCKER AMENDMENT				FOR	FOR	WITH	ISSUER

2. PROPOSAL TO APPROVE DIRECTOR AMENDMENT				FOR	FOR	WITH	ISSUER

3. PROPOSAL TO APPROVE THE RETIREMENT AMENDMENT				FOR	FOR	WITH	ISSUER

4. PROPOSAL TO APPROVE THE AUTHORIZED PREFERRED STOCK INCREASE				FOR	FOR	WITH	ISSUER

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SYCUAN FUNDS

By: /s/ Cody Martinez

       Cody Martinez, President

Date:    8/27/09